UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA May 06, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 113

Form 13F Information Table Value Total: $169,378


List of Other Included Managers: NONE

FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Cl A  COM              084990175      694      700 SH       Sole                      700
3M Company                     COM              88579Y101     2341    28316 SH       Sole                    28316
AFLAC Inc                      COM              001055102      566    12236 SH       Sole                    12236
Abbott Laboratories            COM              002824100      748    13850 SH       Sole                    13850
Advent Software Inc            COM              007974108     2978    73125 SH       Sole                    73125
Air Prod & Chemicals Inc       COM              009158106      280     3457 SH       Sole                     3457
Alberto Culver                 COM              013078100      231     7875 SH       Sole                     7875
Aluminum Corp China            COM              022276109     3097   113655 SH       Sole                   113655
American Electric Power        COM              025537101      212     6082 SH       Sole                     6082
Apple Computer                 COM              037833100     5891    27955 SH       Sole                    27955
Astrazeneca Plc Adr F          COM              046353108      253     5396 SH       Sole                     5396
At&t Inc                       COM              00206R102     1632    58207 SH       Sole                    58207
Auto Data Processing           COM              053015103      485    11336 SH       Sole                    11336
BASF AG Spons Adr              COM              055262505      700    11220 SH       Sole                    11220
Banco Santandr Cent ADR        COM              05964h105     2198   133692 SH       Sole                   133692
Bank America Corp New          COM              060505104      231    15320 SH       Sole                    15320
Bard C R Inc                   COM              067383109     2446    31396 SH       Sole                    31396
Berkshire Hathaway CL B        COM              084670702      398      121 SH       Sole                      121
Best Buy Inc                   COM              086516101     3305    83754 SH       Sole                    83754
Biogen IDEC Inc                COM              09062X103      325     6075 SH       Sole                     6075
Brasil Telecom S.A.            COM              10553M101      824    28291 SH       Sole                    28291
Brazil Foods SA Adr            COM              10552T107      497     9498 SH       Sole                     9498
Bristol-Myers Squibb Co. Com.  COM              110122108     1758    69642 SH       Sole                    69642
Burlington Nthn Santa Fe       COM              12189t104      202     2049 SH       Sole                     2049
C V S Caremark Corp            COM              126650100      537    16666 SH       Sole                    16666
Cadbury Plc Adr                COM              12721E102      249     4836 SH       Sole                     4836
Canon Inc                      COM              138006309      915    21625 SH       Sole                    21625
Cardinal Health                COM              14149Y108      324    10040 SH       Sole                    10040
Celgene Corp                   COM              151020104      458     8234 SH       Sole                     8234
Charles Schwab Corp            COM              808513105     1769    93984 SH       Sole                    93984
Chevron Corp                   COM              166764100     5346    69434 SH       Sole                    69434
China Mobile Hong Kong Ltd     COM              16941M109     1535    33061 SH       Sole                    33061
Cisco Systems, Inc.            COM              17275r102     1298    54231 SH       Sole                    54231
Citigroup Inc.                 COM              172967101      209    63165 SH       Sole                    63165
Clorox Co. Calif.              COM              189054109      728    11939 SH       Sole                    11939
Cnooc Ltd                      COM              126132109     2273    14620 SH       Sole                    14620
Coca Cola Co.                  COM              191216100      734    12875 SH       Sole                    12875
Colgate-Palmolive Co           COM              194162103     1491    18155 SH       Sole                    18155
Computer Sciences Corp         COM              205363104      325     5650 SH       Sole                     5650
Conoco Phillips                COM              20825c104      241     4710 SH       Sole                     4710
Corning Inc                    COM              219350105     1538    79636 SH       Sole                    79636
Costco Corp                    COM              22160K105     1897    32063 SH       Sole                    32063
Credit Suisse Group Adr        COM              225401108     3604    73305 SH       Sole                    73305
Danaher Corp Del               COM              235851102     2989    39750 SH       Sole                    39750
Diageo Plc New ADR             COM              25243q205     1989    28650 SH       Sole                    28650
Emerson Electric Co            COM              291011104     3732    87609 SH       Sole                    87609
Exxon Mobil Corp               COM              30231G102     4227    61993 SH       Sole                    61993
FedEx Corp                     COM              31428X106     2113    25325 SH       Sole                    25325
Forest Laboratories            COM              345838106      294     9165 SH       Sole                     9165
Franklin Resources Inc         COM              354613101      298     2825 SH       Sole                     2825
Freeport McMoran Cp & Gold     COM              35671d857     2490    31013 SH       Sole                    31013
General Electric Co.           COM              369604103      352    23233 SH       Sole                    23233
General Mills, Inc.            COM              370334104      751    10606 SH       Sole                    10606
Gilead Sciences                COM              375558103     2954    68267 SH       Sole                    68267
GlaxoSmithKline PLC            COM              37733w105      272     6449 SH       Sole                     6449
Gold Corp Inc                  COM              380956409      362     9196 SH       Sole                     9196
Goldman Sachs                  COM              38141G104     2880    17060 SH       Sole                    17060
Google Inc                     COM              38259p508      402      648 SH       Sole                      648
Guangshen Railway Co Ltd       COM              40065w107      750    36965 SH       Sole                    36965
Hewlett Packard                COM              428236103     2371    46025 SH       Sole                    46025
Honda Motor Ltd                COM              438128308     1106    32635 SH       Sole                    32635
Int'l Business Machines        COM              459200101     3689    28185 SH       Sole                    28185
Intel Corp                     COM              458140100      873    42814 SH       Sole                    42814
J P Morgan Chase & Co.         COM              46625h100      480    11524 SH       Sole                    11524
Johnson & Johnson              COM              478160104     3279    50913 SH       Sole                    50913
Kellogg Co.                    COM              487836108      501     9409 SH       Sole                     9409
Kons Philips Elec NV New       COM              500472303      458    15545 SH       Sole                    15545
Korea Electric Power Corp.     COM              500631106     2787   191670 SH       Sole                   191670
Kraft foods Inc                COM              50075n104      216     7929 SH       Sole                     7929
L-3 Communications HLDGS       COM              502424104      283     3250 SH       Sole                     3250
Life Technologies Corp         COM              53217v109      549    10509 SH       Sole                    10509
McDonald's Corp.               COM              580135101     2023    32401 SH       Sole                    32401
Medco Health Solutions         COM              58405U102      465     7274 SH       Sole                     7274
Merck & Co Inc                 COM              589331107      492    13472 SH       Sole                    13472
Morgan Stanley                 COM              617446448     3230   109110 SH       Sole                   109110
Nestle SA ADR                  COM              641069406      262     5404 SH       Sole                     5404
Newmont Mining Corp.           COM              651639106      588    12428 SH       Sole                    12428
Noble Energy Inc               COM              655044105     2035    28579 SH       Sole                    28579
Novartis A G                   COM              66987V109      253     4657 SH       Sole                     4657
Nucor Corp                     COM              670346105     3600    77161 SH       Sole                    77161
Oracle                         COM              68389X105      730    29742 SH       Sole                    29742
Pac Mercantile Bancorp         COM              694552100       38    12650 SH       Sole                    12650
Pacific Gas & Electric         COM              69331C108      575    12886 SH       Sole                    12886
Parker-Hannifin Corp           COM              701094104     1395    25890 SH       Sole                    25890
Pepsico                        COM              713448108     1654    27209 SH       Sole                    27209
PetroChina Co. Ltd.            COM              71646e100      427     3590 SH       Sole                     3590
Petroleo Brasileiro            COM              71654v408     3888    81535 SH       Sole                    81535
Pfizer, Inc.                   COM              717081103      318    17470 SH       Sole                    17470
Philip Morris International    COM              718172109      406     8421 SH       Sole                     8421
Procter & Gamble Co.           COM              742718109    20035   330444 SH       Sole                   330444
Qualcomm Inc                   COM              747525103      307     6640 SH       Sole                     6640
S A P Aktiengesell ADR         COM              803054204     1130    24145 SH       Sole                    24145
Salesforce.com                 COM              79466l302     1057    14325 SH       Sole                    14325
Sanofi Aventis Adr             COM              80105n105      329     8376 SH       Sole                     8376
Siemens AG Adr                 COM              826197501     1009    11002 SH       Sole                    11002
Sirius XM Radio                COM              82967N108       31    51130 SH       Sole                    51130
Smith & Nephew Adr             COM              83175M205     2361    46067 SH       Sole                    46067
Smucker JM Company             COM              832696405      249     4037 SH       Sole                     4037
Target Corp                    COM              87612E106     2382    49255 SH       Sole                    49255
Total Fina Elf                 COM              89151e109     1038    16211 SH       Sole                    16211
Unilever PLC Amer Shs F        COM              904767704      747    23430 SH       Sole                    23430
United Technologies            COM              913017109     2180    31403 SH       Sole                    31403
Verizon Communications         COM              92343v104      457    13800 SH       Sole                    13800
Visa Inc                       COM              92826c839     2948    33704 SH       Sole                    33704
Walgreen Co.                   COM              931422109      270     7349 SH       Sole                     7349
Watson Pharmaceuticals         COM              942683103     1426    36000 SH       Sole                    36000
Wells Fargo                    COM              949746101      536    19871 SH       Sole                    19871
Wesco Financial Corp           COM              950817106      743     2165 SH       Sole                     2165
Westamerica Bancorp            COM              957090103     1894    34215 SH       Sole                    34215
Whole Foods Market Inc         COM              966837106     2126    77449 SH       Sole                    77449
Yum Brands Inc                 COM              988498101     2090    59755 SH       Sole                    59755
Zimmer Holdings Inc            COM              98956P102      229     3878 SH       Sole                     3878
PowerShares QQQ Trust          ETF              73935a104      216     4716 SH       Sole                     4716

Total                                                     $169,378
